BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
BANK BORROWINGS
Bank borrowings	$ 2,043,974	$ 1,960,893
Analysis as:
Short-term	829,035	902,348
Long-term, current portion	860,954	675,857
Subtotal for short-term	1,689,989	1,578,205
Long-term, non-current portion	353,985	382,688
Borrowings from non-banking institutions	318,122	132,595
Analysis as:
Short-term	270
Long-term, current portion	267,496	21,828
Subtotal for short-term	267,766	21,828
Long-term, non-current portion	50,356	110,767
Total	2,362,096	$ 2,093,488
Secured short-term borrowings	1,582,100
Secured long-term borrowings	266,133
Carrying value of property, plant and equipment that serve as collateral for short-term and long-term borrowings	206,689
Carrying value of inventories that serve as collateral for short-term and long-term borrowings	111,437
Carrying value of prepaid land use rights that serve as collateral for short-term and long-term borrowings	52,513
Carrying value of equity that serve as collateral for short-term and long-term borrowings	789,204
Carrying value of restricted cash that serve as collateral for short-term and long-term borrowings	219,377
Carrying value of accounts receivable that serve as collateral for short-term and long-term borrowings	253,164
Carrying value of project assets and solar power systems that serve as collateral for short-term and long-term borrowings	1,546,819
Credit facility
Analysis as:
Maximum credit facilities granted	3,477,650
Available amount of credit facilities	455,507
Non-binding bank credit facilities
Analysis as:
Maximum credit facilities granted	$ 485,869